Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of purchase price allocation
	Fair value	Amortization period (years)
Tangible assets
Inventory	$3,353

Intangible assets:
Customer relationships *)	890	5.9
Goodwill	471	Infinite

Total purchase price	$4,715

(*)	Customer relationships represent the underlying relationships and agreements with Hirsch’s installed customer base and are amortized over the useful life of the agreements using accelerated method.

	Fair value	Amortization period (years)
Tangible assets (liabilities):
Cash	$1,349
Accounts receivables and other receivables	761
Property and equipment	53
Trade payable and other payables	(1,054)
Deferred tax liabilities, net	(952)

Intangible assets:
Technology	5,116	8
Non-competition *)	709	3
Goodwill	10,902	Infinite

Total purchase price	$16,884